Other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Taxes payable	$ 47.7	$ 28.4
Employee and business withheld taxes, social security and vacation payment	12.3	15.4
VAT payable	10.9	4.0
Deferred mobilization/demobilization revenues	12.5	18.0
Unrealized loss on derivative financial instruments	55.2	84.2
Accrued expenses and other current liabilities	30.3	67.9
Total other current liabilities	$ 168.9	$ 217.9